Fair Value Information - Schedule of Carrying Amounts of Financial Assets and Liabilities Not Measured at Fair Value (Detail) - Bonds Payable [Member] $ in Millions	Dec. 31, 2020 TWD ($)
Disclosure of fair value measurement of assets and liabilities [Line Items]
Foreign currency denominated monetary liabilities	$ 19,980
Fair Value	$ 20,078